Summary of Significant Accounting Policies (Details) - Summary of estimated useful live - Ambulnz, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2008
Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		39 years
Office equipment and furniture [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Medical equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Leasehold improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of useful life of asset or lease term	Shorter of useful life of asset or lease term
Minimum [Member] | Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Maximum [Member] | Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		8 years